Income Taxes - Significant Components of the Company's Net Deferred Tax Asset (Liability) (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Deferred Tax Assets
Allowance for credit losses	$ 1,667	$ 1,615
Federal, state and foreign net operating loss and credit carryforwards	971	464
Accrued expenses	806	764
Partnerships and other investment assets	521	380
Pension and postretirement benefits	394	247
Securities available-for-sale and financial instruments	220
Stock compensation	120	131
Other deferred tax assets, net	291	219
Gross deferred tax assets	4,990	3,820
Deferred Tax Liabilities
Leasing activities	(3,096)	(3,026)
Goodwill and other intangible assets	(962)	(859)
Mortgage servicing rights	(883)	(859)
Loans	(234)	(204)
Fixed assets	(60)	(111)
Securities available-for-sale and financial instruments		(47)
Other deferred tax liabilities, net	(113)	(55)
Gross deferred tax liabilities	(5,348)	(5,161)
Valuation allowance	(121)	(137)
Net Deferred Tax Asset (Liability)	$ (479)	$ (1,478)